Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income for the year		$ 603,745	$ 603,634	$ 572,081
Items that do not represent cash flows:
Depreciation and amortization		70,541	37,681	37,536
Impairment property and equipment		2,555	334	166
Provision for loan losses		376,153	309,861	271,442
Provisions for contingent loan risks		(45)	2,041	(710)
Fair value adjustment of financial assets held-for-trading		294	(663)	1,614
Provision for deferred income taxes		(58,733)	11,435	14,314
Income attributable to associates		(6,039)	(6,811)	(5,511)
Net gain on sales of assets received in lieu of payment		(2,560)	(3,650)	(1,941)
Net gain loss on sales of property and equipment		(90)	(3,632)	(623)
Other charges (credits) to income that do not represent cash flows		9,477	(4,990)	543
Net changes in exchange rate, interest and fees accrued on assets and liabilities		146,774	43,982	(15,920)
Changes in assets and liabilities that affect operating cash flows:
(Increase) decrease in loans and advances to banks, net		354,308	(734,330)	413,570
(Increase) decrease in loans to customers at amortized cost		(2,342,112)	(2,686,038)	(462,358)
(Increase) decrease in financial assets held-for-trading, net		149,292	(121,167)	(110,935)
(Increase) decrease in other assets and liabilities		129,119	(155,624)	12,958
Increase (decrease) in current accounts and other demand deposits		1,738,840	668,521	594,306
Increase (decrease) in transactions from reverse repurchase agreements		1,711	98,570	(20,474)
Increase (decrease) in saving accounts and time deposits		184,946	579,827	(441,174)
Proceeds from sale of assets received in lieu of payment		30,795	26,274	13,679
Total cash flows from operating activities		1,388,971	(1,334,745)	872,563
CASH FLOWS FROM INVESTING ACTIVITIES:
(Increase) decrease in financial assets at fair value through other comprehensive income		(301,175)	464,060	(1,142,796)
Payments for lease agreements		(29,374)
Net changes in leased assets		(1,725)
Purchases of property and equipment		(43,512)	(28,065)	(23,224)
Proceeds from sales of property and equipment		92	3,640	652
Purchases of intangible assets		(20,928)	(23,512)	(18,779)
Investments in other companies		(671)
Dividends received from investments in other companies		552	411	484
Total cash flows from investing activities		(396,741)	416,534	(1,183,663)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of mortgage financial bonds		(3,268)	(4,388)	(5,818)
Proceeds from bond issuances		2,625,176	2,157,587	1,399,001
Redemption from bond issuances		(1,546,572)	(1,436,232)	(1,024,758)
Dividends paid		(356,311)	(374,079)	(342,034)
Increase (decrease) in borrowings from foreign financial institutions		44,755	320,635	154,552
Increase (decrease) in other financial obligations		42,664	(8,753)	(44,938)
Increase (decrease) in borrowings from Central Bank of Chile			(1)	(2)
Other long-term borrowings			15	8
Payment of other long-term borrowings		(4,005)	(9,814)	(3,349)
Total cash flows from financing activities		802,439	644,970	132,662
TOTAL NET POSITIVE (NEGATIVE) CASH FLOWS FOR THE YEAR		1,794,669	(273,241)	(178,438)
Net effect of exchange rate changes on cash and cash equivalents		34,299	116,121	(38,374)
Cash and cash equivalents at beginning of year		1,281,278	1,438,398	1,655,210
Cash and cash equivalents at end of year		3,110,246	1,281,278	1,438,398
Cash received (paid ) during the year for:
Income taxes (paid) received		(6,514)	20,513	13,851
Interest received		2,010,563	1,881,766	1,928,523
Interest paid		$ (460,115)	$ (400,686)	$ (753,379)
USD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income for the year	$ 802,980
Items that do not represent cash flows:
Depreciation and amortization	93,819
Impairment property and equipment	3,398
Provision for loan losses	500,283
Provisions for contingent loan risks	(60)
Fair value adjustment of financial assets held-for-trading	391
Provision for deferred income taxes	(78,115,000)
Income attributable to associates	(8,032)
Net gain on sales of assets received in lieu of payment	(3,405)
Net gain loss on sales of property and equipment	(120)
Other charges (credits) to income that do not represent cash flows	12,604
Net changes in exchange rate, interest and fees accrued on assets and liabilities	195,209
Changes in assets and liabilities that affect operating cash flows:
(Increase) decrease in loans and advances to banks, net	471,229
(Increase) decrease in loans to customers at amortized cost	(3,115,008)
(Increase) decrease in financial assets held-for-trading, net	198,558
(Increase) decrease in other assets and liabilities	171,729,000
Increase (decrease) in current accounts and other demand deposits	2,312,656
Increase (decrease) in transactions from reverse repurchase agreements	2,276
Increase (decrease) in saving accounts and time deposits	245,978
Proceeds from sale of assets received in lieu of payment	40,957
Total cash flows from operating activities	1,847,327
CASH FLOWS FROM INVESTING ACTIVITIES:
(Increase) decrease in financial assets at fair value through other comprehensive income	(400,563)
Payments for lease agreements	(39,067)
Net changes in leased assets	(2,294)
Purchases of property and equipment	(57,871)
Proceeds from sales of property and equipment	122
Purchases of intangible assets	(27,834)
Investments in other companies	(892)
Dividends received from investments in other companies	734
Total cash flows from investing activities	(527,665)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of mortgage financial bonds	(4,346)
Proceeds from bond issuances	3,491,483
Redemption from bond issuances	(2,056,940)
Dividends paid	(473,893)
Increase (decrease) in borrowings from foreign financial institutions	59,524
Increase (decrease) in other financial obligations	56,743
Increase (decrease) in borrowings from Central Bank of Chile
Other long-term borrowings
Payment of other long-term borrowings	(5,326)
Total cash flows from financing activities	1,067,245
TOTAL NET POSITIVE (NEGATIVE) CASH FLOWS FOR THE YEAR	2,386,907
Net effect of exchange rate changes on cash and cash equivalents	45,618
Cash and cash equivalents at beginning of year	1,704,099
Cash and cash equivalents at end of year	4,136,624
Cash received (paid ) during the year for:
Income taxes (paid) received	(8,664)
Interest received	2,674,048
Interest paid	$ (611,953)